Tax Effects of Temporary Differences to Deferred Tax Assets and Deferred Tax Liabilities (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Inventories	¥ 13,040	¥ 18,885
Accrued business tax	4,754	3,227
Accrued pension and severance cost	86,442	90,025
Research and development - costs capitalized for tax purposes	12,658	12,898
Property, plant and equipment	28,780	31,624
Accrued expenses	36,528	37,992
Net operating losses carried forward	32,494	31,967
Other	41,366	38,220
Deferred Tax Assets, Gross, Total	256,062	264,838
Less valuation allowance	(32,167)	(33,788)
Total deferred tax assets	223,895	231,050
Deferred tax liabilities:
Undistributed earnings of foreign subsidiaries	(8,235)	(6,783)
Net unrealized gains on securities	(2,437)	(1,180)
Tax deductible reserve	(6,417)	(6,385)
Financing lease revenue	(41,417)	(40,878)
Prepaid pension and severance cost	(1,073)	(2,224)
Other	(27,398)	(26,334)
Total deferred tax liabilities	(86,977)	(83,784)
Net deferred tax assets	¥ 136,918	¥ 147,266